Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 363,840	¥ 501,982
Fair value	339,840	431,338
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(24,000)	(70,644)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	363,840	501,982
Fair value	339,840	431,338
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (24,000)	¥ (70,644)